Short-term Borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2014 and March 31, 2015 of 2.57% and of 2.83% per annum, respectively	¥ 1,167,792	¥ 1,165,580
Commercial paper with a weighted-average interest at March 31, 2014 and March 31, 2015 of 0.49% and of 0.41% per annum, respectively	3,880,396	3,665,240
Short-term borrowings	¥ 5,048,188	¥ 4,830,820